UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:  811-08763

Name of registrant: MH Elite Portfolio of Funds Trust

Address:  43 Highlander Drive

                 Scotch Plains, NJ 07076

Agent for service:  MH Elite Portfolio of Funds Trust

                              43 Highlander Drive

                              Scotch Plains, NJ 07076

Registrant's telephone number, including area code: 1-800-318-7969

Date of fiscal year end:   December 31, 2018

Date of reporting period:  September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1:  Schedule of Investments

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Schedule of Investments

September 30, 2018 (Unaudited)

Mutual Funds (98.6%)	Shares	Value

Vanguard Tax-Managed Small Cap Adm Class	10,536	$ 737,067
Columbia SmallCap Index Class I2	25,531	729,156
Virtus KAR Small-Cap Growth Class I	20,845	713,107
PIMCO StockPLUS Small Class I	61,357	710,515
Vanguard Small Cap Value Index Adm Class	10,356	619,683
T. Rowe Price New Horizons	7,576	499,496
AMG Managers Cadence Emerging Companies Class I	6,268	430,648
ProFunds Small Cap Value Class I	4,006	393,671
Watash Small Cap Value Class I	42,735	366,667
T. Rowe Price QM US Small Cap GR Equity	8,500	342,380
Alger Small Cap Focus Class I	14,699	327,634
Osterweis Emerging Opportunity	21,583	311,655
MFS New Discovery Value Class R6	17,720	294,861
Fuller & Thaler Behavioral Sm Cap Eq Class I	11,066	293,803
Federated MDT Small Cap Core Class R6	12,887	293,041
Harbor Small Cap Value Class I	7,213	273,442
Westwood SmallCap Class I	14,000	260,680

Total Mutual Funds (Cost $ 6,184,745)		7,597,506

Short-Term Securities (1.1%)

Fidelity Institutional Money Market (Cost $ 80,186)		80,186

Total Short-Term Securities		80,186

Total Investments in Securities (Cost $ 6,264,931) (99.7%)		7,677,692

Other Assets (0.3%)		25,248

Net Assets (100%)		$ 7,702,940

At September 30, 2018, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$6,184,745
Unrealized appreciation	1,437,384
Unrealized depreciation	24,623
Net unrealized appreciation (depreciation)	1,412,761

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Schedule of Investments (Unaudited)

September 30, 2018

Mutual Funds (92.7)	Shares	Value

Primecap Odyssey Aggressive Growth	20,344	$ 1,058,286
Akre Focus Class I	23,725	902,037
DoubleLine Shiller Enhanced CAPE Class I	51,530	876,015
Glenmede Quant US Large Cap Core Equity	29,257	871,272
Vanguard Tax-Managed Capital App Adm Class	5,565	832,431
Primecap Odyssey Stock	23,604	817,887
Shelton Nasdaq-100 Index Direct	39,886	749,067
T. Rowe Price Dividend Growth	15,003	700,486
PIMCO RAE Fundamental Index Plus Class I	85,315	696,167
Loomis Sayles Growth Class Y	39,936	684,505
T. Rowe Price Global Technology	37,538	636,261
Vanguard US Value Inv Class	28,952	579,907
Parnassus Endeavor Class I	14,745	573,725
Gotham Index Plus Class I	32,072	504,169
T. Rowe Price Blue Chip Growth	4,388	502,545
Dodge & Cox Stock	2,325	498,372
Thrivent Mid Cap Stock Class S	16,453	494,077
O'shaughnessy Market Leaders Value Class I	26,613	397,073
Fidelity Select Biotechnology Portfolio	15,730	380,193

Total Mutual Funds (Cost $ 9,650,000)		12,754,475

Short-Term Securities (6.6%)

Fidelity Institutional Money Market (Cost $ 909,037)		909,037

Total Short-Term Securities		909,037

Total Investments in Securities (Cost $ 10,559,037) (99.3%)		13,663,512

Other Assets (0.7%)		93,942

Net Assets (100%)		$ 13,757,454

At September 30, 2018, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$9,650,000
Unrealized appreciation	3,113,325
Unrealized depreciation	8,850
Net unrealized appreciation (depreciation)	3,104,475

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Schedule of Investments (Unaudited)

September 30, 2018

Mutual Funds (97.4%)	Shares	Value

Oppenheimer International Small-Mid Co. Class Y	8,985	$ 482,031
MFS International Value Class I	9,983	461,128
PIMCO StockPLUS Intl (USD Hedged) Class I	46,446	401,297
Oakmark International Inv Class	15,177	396,729
Brown Capital Mgmt Int'l Small Co. Class I	20,324	350,177
Oppenheimer Developing Markets Class Y	8,534	349,963
DFA International Core Equity Class I	21,866	304,155
Vanguard International Growth Adm Class	3,073	301,229
Baron Emerging Markets Retail Class	21,742	288,952
Vanguard Global Minimum Volatility Adm Class	9,061	262,679
T. Rowe Price Emerging Markets Stock	6,104	246,887
Vanguard Materials Index Adm Class	3,535	236,157
Fidelity Select Chemicals	14,303	223,694
Lazard Global Listed Infrastructure Class I	14,255	218,954
Hennessy Japan Small Cap Class I	13,098	214,538
Cohen & Steers Real Estate Securities Class I	13,777	214,362
AllianzGI Global Water Class I	13,584	207,978
MFS Global Real Estate Class R6	12,203	195,119
Matthews Asia Innovators Class I	15,140	194,852
Vanguard Energy Index Adm Class	3,146	165,131

Total Mutual Funds (Cost $ 4,844,452)		5,716,012

Short-Term Securities (1.2%)

Fidelity Institutional Money Market (Cost $ 69,621)		69,621

Total Short-term Securities		69,621

Total Investments in Securities (Cost $ 4,914,073) (98.5%)		5,785,633

Other Assets (1.4%)		81,579

Net Assets (100%)		$ 5,867,212

At September 30, 2018, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$4,844,452
Unrealized appreciation	884,702
Unrealized depreciation	13,142
Net unrealized appreciation (depreciation)	871,560

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Schedule of Investments (Unaudited)

September 30, 2018

Mutual Funds (92.4%)	Shares	Value

Frost Total Return Bond Inv Class	28,760	$ 295,367
Columbia Convertible Securities Class I3	13,401	291,208
PIMCO International Bond (USD Hedged) Class I	25,485	273,708
PIMCO Income Class I	22,567	268,325
Vanguard High Dividend Yield Index Inv Class	7,612	262,608
Artisan High Income Advisor	25,432	251,017
Nuveen NWQ Flexible Income Class I	11,690	250,989
PIMCO Investment Grade Corporate Bond Class I	24,896	250,203
Fidelity Advisor Strategic Dividend & Income	15,974	249,521
Vanguard Utilities Index Adm Class	4,196	248,220
Guggenheim Total Return Bond Class P	9,247	246,803
Payden Corporate Bond	22,719	246,045
T Rowe Price Global Multi-Sector Bond	21,796	240,846
Virtus Newfleet Multi-Sector Short Term Bond Class I	51,594	240,428
Fidelity Capital and Income	22,272	224,724
Fidelity New Markets Income	14,084	209,572
Oppenheimer Senior Floating Rate Class Y	24,661	200,493
Lord Abbett Bond Debenture Class R6	25,000	200,000
ApphaCentric Income Opportunities Class I	16,038	199,198
Credit Suisse Floating Rate High Income Class I	28,732	196,815
Western Asset Core Plus Bond Class FI	17,352	194,685
Goldman Sachs Emerging Market Debt Inv Class	15,355	181,343
Doubleline Total Return Bond Class I	14,453	149,449

Total Mutual Funds (Cost $ 5,270,000)		5,371,567

Short-Term Securities (4.3%)

Fidelity Institutional Money Market (Cost $ 248,436)		248,436

Total Short-term Securities		248,436

Total Investments in Securities (Cost $ 5,518,436) (96.7%)		5,620,003

Other Assets (3.3%)		192,494

Net Assets (100%)		$ 5,812,497

At September 30, 2018, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$5,270,000
Unrealized appreciation	202,120
Unrealized depreciation	100,553
Net unrealized appreciation (depreciation)	101,567

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2018:

Valuation Inputs	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Level 1 – Quoted prices	$ 7,677,692	$ 13,663,512	$ 5,785,633	$ 5,620,003
Level 2 – Other significant observable inputs	-	-	-	-
Level 3 – Significant unobservable inputs	-	-	-	-
Total	$ 7,677,692	$ 13,663,512	$ 5,785,633	$ 5,620,003

Item 2: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3: Exhibits

The following exhibit is attached to this Form N-Q:

•

Certification of Chief Executive Officer and Chief Financial Officer as required by Section 302 of the

Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    MH Elite Portfolio of Funds Trust

By (Signature and Title)         /s/ Jeff Holcombe

                                              Jeff Holcombe Vice President

Date: November 14, 2018